Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inflation rate (as a percent)			3.00%
Lease-up period			4 months
Allowance for investments in receivables	$ 0	$ 4,465	$ 4,465	$ 25,304	$ 0
Contingent rent recognized			70,238	47,008	$ 8,349
Allowance for doubtful accounts			$ 0	$ 1,066
Wireless Communication
Maximum time period to estimate above/below market lease value			10 years
Outdoor Advertising
Maximum time period to estimate above/below market lease value			20 years
Minimum
Discount rate used to estimate fair values (as a percent)			8.75%
Lease execution period			1 month
Lease term			2 years
Cancellation period			30 days
Non-cancellation period			30 days
Term of real estate rights			19 years
Maximum
Discount rate used to estimate fair values (as a percent)			9.50%
Lease execution period			6 months
Lease term			20 years
Cancellation period			180 days
Non-cancellation period			180 days
Term of real estate rights			99 years
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Minimum
Discount rate used to estimate fair values (as a percent)			6.00%
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Maximum
Discount rate used to estimate fair values (as a percent)			20.00%